FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 21,869
Net realized and unrealized losses recognized in earnings	314
Plan contributions	187
Plan distributions	(575)
Balance at end of period	21,795
Realized gains	200
Unrealized gains	$ 100